UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

        QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

              Investment Company Act file number    811-09841
                                                -------------------

                             UBS Willow Fund L.L.C.
       -------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                     1285 Avenue of the Americas, 37th Floor
                               New York, NY 10019
       -------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                   James Dwyer
                        c/o UBS Financial Services, Inc.
                           1285 Avenue of the Americas
                               New York, NY 10019
       -------------------------------------------------------------------
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 212-882-5819
                                                           -------------

                      Date of fiscal year end: December 31
                                              ------------

                  Date of reporting period: September 30, 2006
                                           -------------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule(s) of Investments is attached herewith.


                                                         UBS WILLOW FUND, L.L.C.

                                               SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
                                                              SEPTEMBER 30, 2006

       PAR                                                                                              MARKET VALUE
----------------------------------------------------------------------------------------------------------------------------
                    UNITED STATES OF AMERICA
                    ------------------------
                    INVESTMENTS IN SECURITIES (96.12%)
                    ----------------------------------
                    CORPORATE BONDS (28.34%)
                    ------------------------
                    APPLIANCES (3.06%)
       20,250,000   Fedders North America, Co. Guarnt., 9.875%, 03/01/14 (Callable 03/01/09 @
                    104.94)                                                                           $        13,803,757
                                                                                                      ---------------------
                    AUTOMOTIVE/TRUCK PARTS & EQUIPMENT (6.93%)
       15,000,000   Dura Operating Corp., Series B, Co. Guarnt., 8.625%, 04/15/12 (Callable
                    04/15/07 @ 104.31)                                                                          6,000,000
       26,668,000   Holley Performance Prods., Inc., Sr. Notes, 12.50%, 09/15/09                               25,334,600
                                                                                                      ---------------------
                                                                                                               31,334,600
                                                                                                      ---------------------
                    ELECTRIC - INTEGRATED (2.28%)
       50,000,000   Northwestern Corp., 7.875%, 03/15/07 (a), (b)                                               4,958,350
       54,000,000   Northwestern Corp., 8.75%, 03/15/12 (a), (b)                                                5,355,018
                                                                                                      ---------------------
                                                                                                               10,313,368
                                                                                                      ---------------------
                    ENGINES - INTERNAL COMBUSTION (2.63%)
       16,000,000   Cummins, Inc., Deb., 5.65%, 03/01/98                                                       11,860,000
                                                                                                      ---------------------
                    FINANCE - CONSUMER LOANS (7.11%)
       27,500,000   GMAC LLC, Deb., 0.00%, 12/01/12 (Callable 10/01/06 @ 84.568)                               17,600,000
       26,900,000   GMAC LLC, Deb., 0.00%, 06/15/15 (Callable 10/15/06 @ 79.479)                               14,526,000
                                                                                                      ---------------------
                                                                                                               32,126,000
                                                                                                      ---------------------
                    FUNERAL SERVICES & RELATED ITEMS (0.00%)
        3,000,000   Loewen Group Intl., Inc., 7.20%, 06/01/03 (b)                                                      --
        2,000,000   Loewen Group Intl., Inc., 7.50%, 04/15/01 (b)                                                      --
                                                                                                      ---------------------
                                                                                                                       --
                                                                                                      ---------------------
                    INDEPENDENT POWER PRODUCTION (2.77%)
       19,000,000   Calpine Canada Ener Fin, Co. Guarnt., 8.50%, 05/01/08 (a), (b)                             12,492,500
                                                                                                      ---------------------
                    OIL & GAS DRILLING (0.00%)
        2,000,000   Costilla Energy, Inc., Sr. Notes, 10.25%, 10/01/06 (a), (b)                                        --
                                                                                                      ---------------------
                    SATELLITE TELECOMMUNICATIONS (1.15%)
        6,571,000   ICG Services Inc., Sr. Disc. Notes, 10.00%, 02/15/08 (a), (b)                                      --
        3,333,000   ICG Services Inc., Sr. Disc. Notes, 9.875%, 05/01/08 (a), (b)                                      --
        4,500,000   Iridium, L.L.C./Capital Corp., Series A, Co. Guarnt., 13.00%, 07/15/05 (a),
                    (b)                                                                                         1,192,500
        5,100,000   Iridium, L.L.C./Capital Corp., Series B, Co. Guarnt., 14.00%, 07/15/05 (a),
                    (b)                                                                                         1,351,500
        5,300,000   Iridium, L.L.C./Capital Corp., Series C/En, Co. Guarnt., 11.25%, 07/15/05
                    (a), (b)                                                                                    1,395,665
        4,850,000   Iridium, L.L.C./Capital Corp., Series D, Co. Guarnt., 10.875%, 07/15/05 (a),
                    (b)                                                                                         1,277,165
                                                                                                      ---------------------
                                                                                                                5,216,830
                                                                                                      ---------------------

                                                         UBS WILLOW FUND, L.L.C.

                                               SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
                                                              SEPTEMBER 30, 2006

       PAR                                                                                              MARKET VALUE
----------------------------------------------------------------------------------------------------------------------------
                    CORPORATE BONDS (CONTINUED)
                    ---------------------------
                    TELECOMMUNICATIONS SERVICES (0.08%)
          379,845   Pacific Crossing Ltd., 7.00%, 12/31/10                                            $           379,845
                                                                                                      ---------------------
                    TELEPHONE - INTEGRATED (2.33%)
       17,000,000   Primus Telecomm Group, Sr. Notes, 8.00%, 01/15/14 (Callable 01/15/09 @104.00)              10,540,000
                                                                                                      ---------------------
                    TOTAL CORPORATE BONDS (Cost $121,353,990)                                                 128,066,900
                                                                                                      ---------------------
                    PIK BONDS (0.59%)
                    -----------------
        4,647,000   Pliant Corp., Sr. Sub. Notes, 13.00%, 07/15/10                                              2,648,790
                                                                                                      ---------------------
                    TOTAL PIK BONDS (Cost $2,710,758)                                                           2,648,790
                                                                                                      ---------------------
                    FLOATING RATE NOTE (1.08%)
                    --------------------------
                    TRAVEL SERVICES (1.08%)
        5,000,000   Worldspan Lp/Ws Fin Corp., Com Guarnt., 11.655%, 02/15/11 **                                4,900,000
                                                                                                      ---------------------
                    TOTAL FLOATING RATE NOTE (Cost $4,822,958)                                                  4,900,000
                                                                                                      ---------------------
                    BANK LOANS (9.17%)
                    ------------------
       15,119,709   Galey & Lord Term Loan Facility, 0.00%, 07/31/09                                              453,591
           12,544   Machgen Letter Of Credit Secondary Working Cap. (Unfunded), 0.00%, 03/31/07                        --
           93,216   Machgen Term A Working Cap. (Unfunded), 0.00%, 03/31/07                                            --
        3,272,970   Machgen Term Loan Traunch A Construction, 0.00%, 03/31/07                                   4,418,510
          532,798   Machgen Term Loan Traunch A Novad, 0.00%, 03/31/07                                            719,277
          134,906   Machgen Term Loan Traunch B 23% Hedge Breaking, 0.00%, 03/31/07                               182,123
        2,218,594   Machgen Term Loan Traunch B 23% Priority, 0.00%, 03/31/07                                   2,995,102
        2,545,917   Machgen Term Loan Traunch B 50% Rollup, 0.00%, 03/31/07                                     3,436,988
          149,649   Machgen Term Loan Traunch B 50% Rollup Hedge Breaking, 0.00%, 03/31/07                        202,026
        1,419,064   Machgen Term Loan Traunch B Residual, 0.00%, 03/31/07                                       1,915,736
           81,176   Machgen Term Loan Traunch B Residual Hedge, 0.00%, 03/31/07                                   109,588
          109,079   Machgen Traunch A Non Pro Rata Construction, 0.00%, 03/31/07                                  147,257
          810,396   Machgen Traunch A Priority Working Cap. Letter Of Credit, 0.00%, 03/31/07                   1,094,035
          678,208   Machgen Traunch A Priority Working Cap. Letter Of Credit (Unfunded), 0.00%,
                    03/31/07                                                                                           --
          155,172   Machgen Traunch A Working Cap. Construction, 0.00%, 03/31/07                                  209,483
       53,127,619   Musicland Holding Corp. Secured Trade Claim, 0.00%                                          9,562,971
        3,325,627   Orius Corp. Term A, 0.00%, 01/23/09                                                           565,357
        3,662,737   Orius Corp. Term B-1, 0.00%, 01/23/10                                                         622,665
       12,028,197   Pasminco Bilateral Facilities Claim, 0.00%                                                  1,563,666
       10,000,000   Pasminco Finance Original Claim Usd Loan, 0.00%, 01/16/00                                   1,300,000
        5,937,349   Pasminco Pirie Silver Pty. Ltd. Claim, 0.00%, 07/15/04                                        771,855
        1,600,000   Pasminco Syndicated Loan Facility Claim, 0.00%, 09/03/07                                      208,000
        4,024,063   Pasminco Transferable Loan Facility Claim, 0.00%, 12/17/02                                    523,128
        1,389,917   Teco/Panda Letter Of Credit, 0.00%, 06/01/12                                                       --
          208,488   Teco/Panda Revolving Credit, 0.00%, 06/01/12                                                       --
        4,469,904   Teco/Panda Term Loan A, 0.00%, 06/01/12                                                     5,319,185
        4,304,352   Teco/Panda Term Loan B, 0.00%, 06/01/20                                                     5,122,179
                                                                                                      ---------------------
                    TOTAL BANK LOANS (Cost $39,300,567)                                                        41,442,722
                                                                                                      ---------------------

                                                         UBS WILLOW FUND, L.L.C.

                                               SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
                                                              SEPTEMBER 30, 2006


       PAR                                                                                              MARKET VALUE
----------------------------------------------------------------------------------------------------------------------------
                    LIQUIDATING BONDS (0.53%)
                    -------------------------
                    AUTOMOTIVE (PARTS & EQUIPMENT) (0.03%)
       19,276,174   Oxford Automotive Inc., Series 144a, Co. Guarnt., 12.00%, 10/15/10 (a), (b),
                    *                                                                                 $           120,476
        1,200,000   Oxford Automotive Inc., Series AI, Co. Guarnt., 12.00%, 10/15/10 (a), (b), *                    7,500
                                                                                                      ---------------------
                                                                                                                  127,976
                                                                                                      ---------------------
                    COSMETICS & TOILETRIES (0.44%)
       97,936,903   American Tissue, Inc., Series B, Co. Gurant., 12.50%, 07/15/06 (a), (b)                     1,958,738
                                                                                                      ---------------------
                    INDEPENDENT POWER PRODUCTION (0.06%)
       24,580,000   NRG Energy, Inc., Sr. Notes, 7.50%, 06/15/07 (a), (b)                                          36,870
      165,420,000   NRG Energy, Inc., Sr. Notes, 8.625%, 04/01/31 (a), (b)                                        248,130
                                                                                                      ---------------------
                                                                                                                  285,000
                                                                                                      ---------------------
                    STEEL - PRODUCERS (0.00%)
       18,132,000   WCI Steel, Inc., Series B, 10.00%, 12/01/04 (b)                                                    --
                                                                                                      ---------------------
                    TOTAL LIQUIDATING BONDS (Cost $4,478,542)                                                   2,371,714
                                                                                                      ---------------------
                    PROMISSORY NOTES (0.05%)
                    ------------------------
        2,563,953   Guilford Mills Altamira Trust Promissory Note, 10.00%, 10/01/07 **                            230,756
                                                                                                      ---------------------
                    TOTAL PROMISSORY NOTES (Cost $1,537,536)                                                      230,756
                                                                                                      ---------------------
                    REPURCHASE AGREEMENTS (31.23%)
                    ------------------------------
      141,115,000   PNC Financial Services Corp., 5.09% Dated 09/29/06, 10/02/06, Repurchase
                    Price $141,115,000 collateralized by 141,174,856 FNMA Notes 6.15% Due
                    07/26/13 (Market Value $141,115,000)                                                      141,115,000
                                                                                                      ---------------------
                    TOTAL REPURCHASE AGREEMENTS (Cost $141,115,000)                                           141,115,000
                                                                                                      ---------------------

      SHARES
-------------------
                    COMMON STOCK (17.25%)
                    ---------------------
                    AUTOMOTIVE (PARTS & EQUIPMENT) (2.87%)
        3,411,889   Wagon p.l.c.                                                                               12,953,578
                                                                                                      ---------------------
                    BUILDING MAINTENANCE & SERVICE (1.80%)
          515,456   Integrated Electrical Services, Inc.                                                        8,149,359
                                                                                                      ---------------------
                    CABLE TELEVISION (2.13%)
          972,543   Knology, Inc. (b)                                                                           9,647,627
                                                                                                      ---------------------
                    DISTRIBUTION/WHOLESALE (2.24%)
          323,765   Core-Mark Holding Co., Inc.                                                                10,146,795
                                                                                                      ---------------------
                    ELECTRONIC COMPONENTS - SEMICONDUCTORS (1.55%)
        1,919,039   ZiLOG, Inc. (b)                                                                             7,004,492
                                                                                                      ---------------------
                    INDEPENDENT POWER PRODUCTION (0.00%)
              923   Machgen                                                                                            --
                                                                                                      ---------------------

                                                         UBS WILLOW FUND, L.L.C.

                                               SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
                                                              SEPTEMBER 30, 2006

       PAR                                                                                              MARKET VALUE
----------------------------------------------------------------------------------------------------------------------------
                    COMMON STOCK (CONTINUED)
                    ------------------------
                    OIL - FIELD SERVICES (3.39%)
        5,200,417   Northern Offshore Ltd.                                                            $        15,341,230
                                                                                                      ---------------------
                    PLASTICS & PACKAGING (0.00%)
            3,984   Pliant Corp.                                                                                       --
                                                                                                      ---------------------
                    REAL ESTATE (0.00%)
            2,967   Enigen Realty                                                                                   2,967
                                                                                                      ---------------------
                    STEEL - PRODUCERS (0.30%)
           47,002   WCI Steel Acquisition, Inc.                                                                 1,339,557
                                                                                                      ---------------------
                    TELECOMMUNICATION EQUIPMENT (0.07%)
          296,701   Antelope (Acterna)                                                                            296,701
                                                                                                      ---------------------
                    TELECOMMUNICATION SERVICES (0.72%)
          767,980   Orius Corp. (b)                                                                                    --
          151,938   Pacific Crossing Ltd.                                                                       3,236,811
                                                                                                      ---------------------
                                                                                                                3,236,811
                                                                                                      ---------------------
                    TEXTILE - APPAREL (0.00%)
        1,013,596   Galey & Lord                                                                                       --
                                                                                                      ---------------------
                    WIRELESS TELECOM-PAGING (2.18%)
          431,001   USA Mobility, Inc.                                                                          9,844,063
                                                                                                      ---------------------
                    TOTAL COMMON STOCK (Cost $60,670,394)                                                      77,963,180
                                                                                                      ---------------------
                    PREFERRED STOCKS (7.82%)
                    ------------------------
                    INDEPENDENT POWER PRODUCTION (0.00%)
            3,683   Machgen                                                                                            --
           87,742   Teco/Panda Class A                                                                                 --
                                                                                                      ---------------------
                                                                                                                       --
                                                                                                      ---------------------
                    PLASTICS & PACKAGING (3.20%)
           35,212   Pliant Corp. Series AA                                                                     14,436,920
                                                                                                      ---------------------
                    REAL ESTATE (0.13%)
            3,857   ZiLOG Mod III, Inc., Series A & B (b)                                                         578,550
                                                                                                      ---------------------
                    STEEL - PRODUCERS (4.49%)
          593,628   WCI Steel, Inc.                                                                            20,302,077
                                                                                                      ---------------------
                    TOTAL PREFERRED STOCKS (Cost $19,092,687)                                                  35,317,547
                                                                                                      ---------------------
                    WARRANTS (0.06%)
                    ----------------
                    AUTOMOTIVE/TRUCK PARTS & EQUIPMENT (0.06%)
          277,487   Khpp Holdings, Inc.                                                                           277,487
                                                                                                      ---------------------
                    TOTAL WARRANTS (Cost $0.00)                                                                   277,487

                    INVESTMENTS IN SECURITIES (Cost $395,082,432)                                             434,334,096
                                                                                                      ---------------------

                                                         UBS WILLOW FUND, L.L.C.

                                               SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
                                                              SEPTEMBER 30, 2006

       PAR                                                                                              MARKET VALUE
----------------------------------------------------------------------------------------------------------------------------
                    CORPORATE BONDS SOLD, NOT YET PURCHASED ((2.55)%)
                    -------------------------------------------------
                    MACHINERY - CONSTRUCTION & MINING ((0.92)%)
       (4,000,000)  JLG Industries, Inc., Sr. Sub. Notes, 8.375%, 06/15/12
                    (Callable 06/15/07 @ $104.19) (b)                                                 $        (4,160,000)
                                                                                                      ---------------------
                    MEDICAL - HOSPITALS ((0.96)%)
       (4,000,000)  Medcath Holdings Corp., Sr. Notes, 9.875%, 07/15/12 (Callable
                    07/15/08 @ 104.938)                                                                        (4,340,000)
                                                                                                      ---------------------
                    RETAIL - AUTOMOBILE ((0.67)%)
       (3,000,000)  Sonic Automotive, Inc., Series B, Sr. Sub. Notes, 8.625%,
                    08/15/13 (Callable 08/15/08 @ 104.313) (b)                                                 (3,030,000)
                                                                                                      ---------------------
                    TOTAL CORPORATE BONDS SOLD, NOT YET PURCHASED (Cost $(10,623,432))                        (11,530,000)
                                                                                                      ---------------------
                    SECURITIES SOLD, NOT YET PURCHASED (PROCEEDS $(10,623,432))                               (11,530,000)
                                                                                                      ---------------------
                    TOTAL CORPORATE BONDS SOLD, NOT YET PURCHASED (Cost $(10,623,432))                        (11,530,000)

            TOTAL INVESTMENTS IN SECURITIES AND SECURITIES SOLD, NOT YET
            PURCHASED -- 93.57%                                                                               422,804,096
                                                                                                      ---------------------
            OTHER ASSETS IN EXCESS OF OTHER LIABILITIES -- 6.43%                                               29,061,968
                                                                                                      ---------------------
            TOTAL NET ASSETS -- 100.00%                                                               $       451,866,064
                                                                                                      =====================

*   Securities are exempt from registration under Rule 144A of the Securities
    Act of 1933. Such securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total market value of Rule 144A securities owned amounted to $127,976 which represented 0.03%
    of net assets at September 30, 2006.
**  Variable rate security.  The rate shown is that in effect at September 30, 2006.
(a) Security is in default.
(b) Non-income producing securitiy

                                                         UBS WILLOW FUND, L.L.C.
                                   SCHEDULE OF PORTFOLIO INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------
                                                              SEPTEMBER 30, 2006


                                                         SEPTEMBER 30, 2006
INVESTMENTS IN SECURITIES-BY TYPE                   PERCENTAGE OF NET ASSETS (%)
---------------------------------                  ----------------------------
REPURCHASE AGREEMENT                                          31.23
CORPORATE BONDS                                               28.34
COMMON STOCK                                                  17.25
BANK LOANS                                                     9.17
PREFERRED STOCKS                                               7.82
FLOATING RATE NOTES                                            1.08
PIK BONDS                                                      0.59
LIQUIDATING BONDS                                              0.53
WARRANTS                                                       0.06
PROMISSORY NOTES                                               0.05
SHORT BONDS                                                   (2.55)








                                                                              11


ITEM 2. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)     UBS Willow Fund L.L.C.
            --------------------------------------------------------------------

By (Signature and Title)*    /s/ Douglas Lindgren
                         -------------------------------------------------------
                             Douglas Lindgren, Principal Executive Officer
                             (principal executive officer)

Date             November 20, 2006
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*    /s/ Douglas Lindgren
                         -------------------------------------------------------
                             Douglas Lindgren, Principal Executive Officer
                             (principal executive officer)

Date             November 20, 2006
    ----------------------------------------------------------------------------


By (Signature and Title)*    /s/ C. Philip Tazza
                         -------------------------------------------------------
                             C. Philip Tazza, Principal Accounting Officer
                             (principal financial officer)

Date             November 20, 2006
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.